Clients and other receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Clients and other receivables [Abstract]
Trade receivables	$ 181,474	$ 186,728
Tax receivables	36,348	39,607
Prepayments	19,257	6,375
Other accounts receivable	11,332	11,739
Clients and other receivables	$ 248,410	$ 244,449